SUPPLEMENT TO NOVEMBER 1, 2002 PROSPECTUS
                                       FOR
                           THE HIRTLE CALLAGHAN TRUST

                   THE DATE OF THIS SUPPLEMENT IS JUNE 3, 2003


SUPPLEMENTAL INFORMATION RELATING TO THE HIGH YIELD BOND PORTFOLIO
------------------------------------------------------------------
(PAGES 19 THROUGH 21 OF THE PROSPECTUS).
----------------------------------------

All of the assets of The High Yield Bond Portfolio have been reallocated by the Board of Trustees to W.R. Huff Asset Management Co., L.L.C. ("Huff Asset Management"), one of two Specialist Manager for The High Yield Bond Portfolio. The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of The High Yield Bond Portfolio.

ANNUAL OPERATING EXPENSES FOR THE          EXAMPLE: This Example illustrates the
---------------------------------          cost,  over time, of investing in The
HIGH YIELD PORTFOLIO+                      High  Yield  Portfolio.  The  Example
---------------------                      assumes that an investment of $10,000
                                           for the time  periods  indicated  and
(Expenses that are deducted from the redemption at the end of those Portfolio's assets, expressed as a periods. The Example also assumes the
percentage of average net assets)          reinvestment  of  all  dividends  and
                                           distributions   in   shares   of  the
Management Fees          0.55%             Portfolio and a 5% return, as well as
Other Expenses           0.15%             stable operating expenses.
Total Portfolio
Operating Expenses       0.70%                   1   Year     $...725
                                                 3   Years    $...224
+ Restated to reflect  fees that will            5   Years    $...390
be  payable by the  Portfolio  if all            10  Years    $...871
assets  are  reallocated  to  Huff in
accordance with HC recommendation.

SUPPLEMENTAL INFORMATION RELATING TO THE FIXED INCOME II PORTFOLIO
------------------------------------------------------------------
(PAGES 22 THROUGH 24 OF THE PROSPECTUS).
----------------------------------------

All of the assets of The Fixed Income II Portfolio have been reallocated by the Board of Trustees to BlackRock Advisors, Inc. ("BlackRock") one of two Specialist Manager for The Fixed Income II Portfolio. The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of The Fixed Income II Portfolio.

ANNUAL OPERATING EXPENSES FOR THE          EXAMPLE: This Example illustrates the
---------------------------------          cost,  over time, of investing in The
FIXED INCOME II PORTFOLIO+                 Fixed   Income  II   Portfolio.   The
--------------------------                 Example assumes that an investment of
(Expenses  that are deducted from the      $10,000   for   the   time    periods
Portfolio's  assets,  expressed  as a      indicated  and  redemption at the end
percentage of average net assets)          of those  periods.  The Example  also
                                           assumes  the   reinvestment   of  all
Management Fees          0.28%             dividends and distributions in shares
Other Expenses           0.15%             of the Portfolio and a 5% return,  as
Total Portfolio                            well as stable operating expenses.
Operating Expenses       0.43%
                                                 1   Year      $...44
+ Restated to reflect  fees that will            3   Years     $...138
be  payable by the  Portfolio  if all            5   Years     $...241
assets are  reallocated  to BlackRock            10  Years     $...542
in accordance with HC recommendation.


                                                      The Hirtle Callaghan Trust
                                       Supplement to November 1, 2002 Prospectus
                                                   Supplement Date: June 3, 2003